Related Party Transactions - Additional Information (Details) R$ in Millions		12 Months Ended
	Jun. 14, 2024 BRL (R$) Installment	Dec. 31, 2024 Installment	Dec. 27, 2024 BRL (R$)	Sep. 27, 2024 BRL (R$)
Disclosure of transactions between related parties [line items]
Principal amount			R$ 200.0	R$ 2,436.0
Transfer of funds from state	R$ 32.0
Transfer of funds from state per installment	R$ 0.9
Inflation index rate		6.00%
Number Of Installment | Installment		2
Descriptio Of Financial Details Of Agreement		i) the first installment will be adjusted by the Amplified Consumer Price Index – IPCA, and then not further adjusted until the 12th installment; ii) from the 13th to the 36th installment, the amount paid in June 2024 will be adjusted monthly by the IPCA; iii) all installments are due on the last business day of the month, starting in July 2024.
Cemig | Agreement Prior To Action [Member]
Disclosure of transactions between related parties [line items]
Number Of Installment | Installment	36